Intangible assets - Goodwill and other intangible assets with indefinite useful lives (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) case	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Intangible assets
Goodwill	kr 30,159	kr 5,517	kr 7,598
Discount rate before tax (WACC) (as a percent)		10.00%
Forecast period (in years)	3 years	3 years	3 years
Number of cases where business case is extended until forecasted cash flow is considered stable | case	1
Number of additional years until forecasted cash flow growth is stable	7 years
Minimum
Intangible assets
Discount rate before tax (WACC) (as a percent)	10.00%		9.00%
Maximum
Intangible assets
Discount rate before tax (WACC) (as a percent)	19.00%		10.00%
Annual growth rate (as a percent)	2.00%	2.00%	2.00%
Trademarks
Intangible assets
Intangible assets with indefinite useful lives	kr 5,383
Sweden
Intangible assets
Goodwill		kr 2,668	kr 2,672
Discount rate before tax (WACC) (as a percent)		10.00%	10.00%
Forecast period (in years)		3 years	3 years
Annual growth rate (as a percent)		0.00%	0.00%
Sweden Consumer
Intangible assets
Goodwill	kr 25,459
Discount rate before tax (WACC) (as a percent)	10.00%
Forecast period (in years)	3 years
Annual growth rate (as a percent)	0.00%
Sweden Consumer | Trademarks
Intangible assets
Intangible assets with indefinite useful lives	kr 5,383
Sweden Business
Intangible assets
Goodwill	kr 1,857
Discount rate before tax (WACC) (as a percent)	10.00%
Forecast period (in years)	3 years
Annual growth rate (as a percent)	0.00%
Lithuania
Intangible assets
Goodwill	kr 868	kr 832	kr 808
Discount rate before tax (WACC) (as a percent)	11.00%	10.00%	10.00%
Forecast period (in years)	3 years	3 years	3 years
Annual growth rate (as a percent)	2.00%	2.00%	2.00%
Latvia
Intangible assets
Goodwill	kr 1,244	kr 1,193	kr 1,158
Discount rate before tax (WACC) (as a percent)	11.00%	10.00%	9.00%
Forecast period (in years)	3 years	3 years	3 years
Annual growth rate (as a percent)	2.00%	2.00%	2.00%
Estonia
Intangible assets
Goodwill	kr 721	kr 691	kr 672
Discount rate before tax (WACC) (as a percent)	11.00%	10.00%	9.00%
Forecast period (in years)	3 years	3 years	3 years
Annual growth rate (as a percent)	2.00%	2.00%	2.00%
Netherlands
Intangible assets
Goodwill			kr 2,132
Kazakhstan
Intangible assets
Goodwill		kr 133	147
Austria
Intangible assets
Goodwill			kr 9
IoT
Intangible assets
Goodwill	kr 10
Discount rate before tax (WACC) (as a percent)	19.00%
Forecast period (in years)	10 years
Annual growth rate (as a percent)	1.00%